United
                    High Income
                    Fund II, Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 1999

This report is submitted for the general information of the shareholders of United High Income Fund II, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund II, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 1999



Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. From every area of Waddell & Reed, including your personal financial advisor, our goal has been to provide the best service possible to our shareholders.

While it is impossible to predict the future direction of the markets, there are some basic principles that we stand by that can help investors achieve their objectives:

 . Develop a financial plan that helps you pinpoint your financial objectives, and identify specific strategies for turning your dreams into reality. There is no better way to plan for your future.
 . Invest on a regular basis.  It can be one of the best ways to invest long term and provide a hedge against market volatility.
 . Adopt a long-term view to take advantage of compounding. The key to successful investing is time, not timing. The power of compounding is awesome and, on a long-term basis, can overwhelm any nuances of timing.
 . Review your financial plan regularly. Financial planning is an ongoing process that requires periodic review.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Our locally based financial advisors are ready to assist you with your total financial plan to help you plan for your retirement, to help you meet your education funding goals or to achieve other financial objectives.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office.

Respectfully,
Robert L. Hechler
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United High Income Fund II, Inc.

PORTFOLIO STRATEGY:
Invests generally in High- OBJECTIVE:   High level of current
Risk, High-Yield Fixed Income           income as its primary
Securities                              objective, with a
Maximum 20% Common Stock                secondary objective of capital growth
                                        when consistent with its
                                        primary objective.



                            STRATEGY:   Invests primarily in a diversified
                                        portfolio of high-yield, high-risk,
                                        fixed-income securities of U.S. and
                                        foreign issuers.

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

          PER SHARE DATA
For the Six Months Ended March 31, 1999
---------------------------------------
DIVIDENDS PAID                 $0.18
                               =====
NET ASSET VALUE ON
   3/31/99                     $4.13
   9/30/98                      4.12
                               -----
CHANGE PER SHARE               $0.01
                               =====

Past performance is not necessarily indicative of future results.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                       ----------     ----------
 1-year period ended 3-31-99                    -6.25%         -0.53%
 5-year period ended 3-31-99                     7.58%          8.86%
10-year period ended 3-31-99                     8.40%          9.04%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, United High Income Fund II, Inc. had net assets totaling $407,301,056 invested in a diversified portfolio of:

   85.30% Corporate Debt Securities
    7.73% Cash and Cash Equivalents
    5.80% Common and Preferred Stocks and Warrants
    1.17% Other Government Security

As a shareholder of United High Income Fund II, Inc., for every $100 you had invested on March 31, 1999, your Fund owned:

  $33.45  Transportation, Communication, Electric
            and Sanitary Services Bonds
   30.69  Manufacturing Bonds
   12.89  Services Bonds
    7.73  Cash and Cash Equivalents
    6.89  Wholesale and Retail Trade Bonds
    5.80  Common and Preferred Stocks and Warrants
    1.38  Miscellaneous Bonds
    1.17  Other Government Security

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                              Shares        Value

COMMON AND PREFERRED STOCKS
 AND WARRANTS
Cable and Other Pay Television Services - 0.14%
 Adelphia Communications Corporation,
   13.0% Preferred .....................     5,000   $    575,000

Communication _ 3.00%
 Allegiance Telecom, Inc., Warrants (A)*     2,500        105,000
 IXC Communications, Inc.,
   12.5% Preferred .....................     1,199      1,318,900
 Infinity Broadcasting Corporation,
   Class A* ............................    80,500      2,072,875
 Intermedia Communications Inc.,
   13.5% Preferred......................     3,285      3,531,652
 Iridium LLC, Warrants (A)*  ...........     3,000         60,000
 Jacor Communications, Inc., Class A* . 25,000 1,899,219 MetroNet Communications Corp.,
   Warrants (A)* .......................     1,000         65,000
 Microcell Telecommunications Inc.,
   Warrants (A)* .......................    20,000        348,880
 OnePoint Communications Corp.,
   Warrants (A)* .......................     2,000          2,000
 Pathnet, Inc., Warrants (A)*  .........     1,000         10,000
 Primus Telecommunications Group,
   Incorporated, Warrants* .............     2,000         30,000
 Sprint Corporation - PCS Group*  ......    60,000      2,658,750
 VersaTel Telecom International N.V.,
   Warrants (A)* .......................     1,500        105,000
   Total ...............................               12,207,276

Depository Institutions _ 0.24%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......    37,500        993,750

Electric, Gas and Sanitary Services _ 0.02%
 Consolidated Hydro, Inc.,
   Class B Warrants* ...................     7,578            478
 Consolidated Hydro, Inc.,
   Class C Warrants* ...................     4,919            615
 IntelCom Group Inc., Warrants (A)*  ...     7,425         76,106
   Total ...............................                   77,199

Electronic and Other Electric Equipment - 0.01%
 Powertel, Inc., Warrants*  ............     5,600         25,900

Food and Kindred Products - 0.52%
 Keebler Foods Company*  ...............    57,500      2,098,750

General Building Contractors _ 0.16%
 Walter Industries, Inc.*  .............    59,740        672,075

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
General Merchandise Stores - 0.80%
 Fred Meyer, Inc.*  ....................    55,000 $    3,238,125

Instruments and Related Products - 0.32%
 Maxxim Medical, Inc.*  ................    70,000      1,321,250

Paper and Allied Products - 0.11%
 SF Holdings Group, Inc., Class C (A)* .     8,700         17,400
 SF Holdings Group, Inc., 13.75%
   Preferred (A) .......................       114        414,022
   Total ...............................                  431,422

Printing and Publishing _ 0.25%
 PRIMEDIA Inc., 10.0% Preferred  .......    10,000      1,030,000

Wholesale Trade -- Nondurable Goods - 0.23%
 U.S. Foodservice*  ....................    20,000        930,000

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS _ 5.80%                               $  23,600,747
 (Cost: $20,444,785)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.83%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 ....................   $ 2,000      1,985,000
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................     1,301      1,414,838
   Total ...............................                3,399,838

Amusement and Recreation Services _ 2.52%
 American Skiing Company,
   12.0%, 7-15-2006 ....................     2,500      2,262,500
 Hollywood Park, Inc.,
   9.25%, 2-15-2007 (A) ................     1,750      1,798,125
 Mohegan Tribal Gaming Authority,
   8.75%, 1-1-2009 (A) .................     1,000      1,043,750
 Premier Parks Inc.:
   12.0%, 8-15-2003 ....................     1,000      1,078,750
   9.25%, 4-1-2006 .....................     2,000      2,070,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     2,000      2,002,500
   Total ...............................               10,255,625

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Apparel and Accessory Stores - 0.25%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 ...................   $ 1,000  $   1,035,000

Apparel and Other Textile Products _ 0.51%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................     2,000      2,062,500

Auto Repair, Services and Parking _ 0.57%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 ..................     2,500      2,334,375

Building Materials and Garden Supplies - 0.69%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     1,000      1,037,500
 ISG Resources, Inc.,
   10.0%, 4-15-2008 ....................     1,750      1,776,250
   Total ...............................                2,813,750

Business Services _ 3.04%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     1,500      1,638,750
 Coinmach Corporation,
   11.75%, 11-15-2005 ..................     3,000      3,307,500
 Federal Data Corporation,
   10.125%, 8-1-2005 ...................     1,000        988,750
 Lamar Advertising Company:
   9.625%, 12-1-2006 ...................     2,000      2,160,000
   8.625%, 9-15-2007 ...................     1,250      1,315,625
 Protect One,
   6.75%, 9-15-2003 (Convertible).......     2,000      1,950,000
 Rental Service Corporation,
   9.0%, 5-15-2008 .....................     1,000      1,000,000
   Total ...............................               12,360,625

Cable and Other Pay Television Services - 7.22%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................     1,250      1,290,625
   9.25%, 10-1-2002 ....................     2,450      2,554,125
   10.5%, 7-15-2004 ....................     1,500      1,650,000
   9.875%, 3-1-2007 ....................     2,500      2,750,000
 Bresnan Communications Group LLC and
   Bresnan Capital Corporation:
   8.0%, 2-1-2009 (A) ..................       400        404,000
   0.0%, 2-1-2009 (A)(B) ...............       400        272,000


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Cable and Other Pay Television Services (Continued)
 CSC Holdings, Inc.,
   8.125%, 8-15-2009 ...................   $ 2,000   $  2,149,160
 Charter Communications Holdings, LLC and
   Charter Communications Holdings
   Capital Corporation:
   8.625%, 4-1-2009 (A) ................     6,000      6,172,500
   0.0%, 4-1-2011 (A)(B) ...............     1,000        646,250
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     1,750      1,844,430
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (B) ................     4,000      3,495,000
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ................     2,000      1,740,000
 Diamond Holdings plc,
   9.125%, 2-1-2008 ....................     1,500      1,552,500
 Renaissance Media Group LLC,
   0.0%, 4-15-2008 (B) .................     1,750      1,222,813
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     1,500      1,681,875
   Total ...............................               29,425,278

Chemicals and Allied Products _ 3.72%
 Aqua-Chem, Inc.,
   11.25%, 7-1-2008 ....................     1,500      1,320,000
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     1,000      1,117,500
 Marsulex Inc.,
   9.625%, 7-1-2008 ....................     1,500      1,530,000
 Moll Industries, Inc.,
   10.5%, 7-1-2008 .....................     2,000      1,740,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     2,000      1,400,000
 UCC Investors Holding, Inc.,
   10.5%, 5-1-2002 .....................     5,500      6,001,875
 United Industries Corporation,
   9.875%, 4-1-2009 (A) ................     2,000      2,055,000
   Total ...............................               15,164,375

Communication _ 21.55%
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     2,000      2,122,500
 Allegiance Telecom, Inc.,
   0.0%, 2-15-2008 (B) .................     2,500      1,556,250

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................   $ 1,000   $  1,085,000
 CenCall Communications Corp.,
   10.125% 1-15-2004 ...................     2,500      2,575,000
 Chancellor Media Corporation,
   10.5%, 1-15-2007 ....................     2,000      2,210,000
 Chancellor Media Corporation of Los Angeles,
   8.0%, 11-1-2008 (A) .................     2,000      2,082,500
 Concentric Network Corporation,
   12.75%, 12-15-2007 ..................     1,000      1,142,500
 GST Telecommunications,
   0.0%, 11-15-2007 (B) ................     2,500      2,406,250
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-2003 (B) .................     4,000      3,300,000
   12.0%, 11-1-2007 (A) ................     1,750      1,828,750
 ICG Holdings, Inc.,
   0.0%, 9-15-2005 (B) .................     2,250      1,991,250
 ICG Services, Inc.,
   0.0%, 5-1-2008 (B) ..................     2,500      1,493,750
 ITC /\ DeltaCom, Inc.:
   8.875%, 3-1-2008 ....................     1,000      1,005,000
   9.75%, 11-15-2008 ...................     1,500      1,578,750
 IXC Communications, Inc.,
   9.0%, 4-15-2008 .....................     1,500      1,560,000
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B) .................     2,250      1,935,000
 Iridium LLC and Iridium Capital Corporation:
   13.0%, 7-15-2005 ....................     4,000      1,680,000
   11.25%, 7-15-2005 ...................     1,000        380,000
   10.875%, 7-15-2005 ..................     2,000        760,000
 JCAC, Inc.,
   10.125%, 6-15-2006 ..................     1,000      1,113,750
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (B) ..................     3,500      2,467,500
 Level 3 Communications, Inc.:
   9.125%, 5-1-2008 ....................     2,000      2,005,000
   0.0%, 12-1-2008 (A)(B) ..............     5,000      3,131,250
 MetroNet Communications Corp.,
   0.0%, 6-15-2008 (B) .................     2,500      1,931,250
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (B) ..................     5,900      4,808,500
 Nextel Communications, Inc.:
   9.75%, 8-15-2004  ...................     4,275      4,424,625
   0.0%, 9-15-2007 (B) .................     1,500      1,095,000
   0.0%, 2-15-2008 (B) .................     2,500      1,750,000

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Nextel Partners, Inc.,
   0.0%, 2-1-2009 (A)(B) ...............   $ 5,500   $  3,190,000
 NEXTLINK Communications, Inc.,
   9.625%, 10-1-2007 ...................     2,000      2,030,000
 OnePoint Communications Corp.,
   14.5% 6-1-2008 (A)...................     2,000      1,050,000
 Pathnet, Inc.,
   12.25%, 4-15-2008 ...................     1,000        540,000
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 ....................     2,000      2,075,000
 RSL Communications, Ltd.,
   10.5%, 11-15-2008 ...................     6,250      6,593,750
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     3,000      3,165,000
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................       986      1,105,552
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................     1,000      1,060,000
 Sinclair Broadcast Group, Inc.,
   9.0%, 7-15-2007 .....................     2,000      2,050,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) .................     4,600      4,200,536
 Time Warner Telecom LLC and Time Warner
   Telecom Inc.,
   9.75%, 7-15-2008 ....................     1,000      1,070,000
 VersaTel Telecom International N.V.,
   13.25%, 5-15-2008 ...................     1,500      1,563,750
 Viatel, Inc.,
   11.5%, 3-15-2009 (A) ................     1,250      1,300,000
 WinStar Communications, Inc.,
   10.0%, 3-15-2008 ....................     2,000      1,340,000
   Total ...............................               87,752,963

Eating and Drinking Places - 1.85%
 Domino's Pizza, Inc.,
   10.375% 1-15-2009 (A) ...............     2,000      2,060,000
 Foodmaker, Inc.,
   8.375%, 4-15-2008 ...................     3,000      2,992,500
 Fresh Foods, Inc.,
   10.75%, 6-1-2006 ....................     1,500      1,503,750
 NE Restaurant Company, Inc.,
   10.75%, 7-15-2008 ...................     1,000        967,500
   Total ...............................                7,523,750


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services _ 2.64%
 Allied Waste North America, Inc.,
   7.875%, 1-1-2009 ....................   $ 5,000   $  4,900,000
 Browning Ferris Industries Inc.,
   6.375%, 1-15-2008 ...................     1,500      1,305,870
 El Paso Electric Company:
   8.9%, 2-1-2006 ......................     2,000      2,234,340
   9.4%, 5-1-2011 ......................     2,000      2,300,640
   Total ...............................               10,740,850

Electronic and Other Electric Equipment _ 3.55%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     2,000      2,130,000
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ....................     1,000        966,250
 EchoStar DBS Corporation,
   9.375%, 2-1-2009 (A) ................     6,500      6,727,500
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 ....................     1,250        975,000
 Intercel, Inc.,
   0.0%, 2-1-2006 (B) ..................     1,750      1,404,375
 WESCO Distribution, Inc.,
   9.125%, 6-1-2008 ....................     1,500      1,554,375
 WESCO International, Inc.,
   0.0%, 6-1-2008 (B) ..................     1,000        692,500
   Total ...............................               14,450,000

Engineering and Management Services _ 0.42%
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (B) .................     2,500      1,700,000

Fabricated Metal Products _ 2.35%
 AXIA Incorporated,
   10.75%, 7-15-2008 ...................     1,000        998,750
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................     2,000      2,105,000
 Neenah Corporation,
   11.125%, 5-1-2007 ...................     3,000      3,150,000
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ..................     2,250      2,247,187
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     1,000      1,053,750
   Total ...............................                9,554,687


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Food and Kindred Products _ 0.74%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 ....................   $ 2,000   $  1,970,000
 Southern Foods Group, L.P. and SFG Capital
   Corporation,
   9.875%, 9-1-2007 ....................     1,000      1,051,250
   Total ...............................                3,021,250

Food Stores _ 1.02%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     1,500      1,503,750
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................     2,750      2,629,688
   Total ...............................                4,133,438

Health Services _ 0.49%
 Tenet Healthcare Corporation,
   8.625%, 1-15-2007 ...................     2,000      2,010,000

Holding and Other Investment Offices _ 0.20%
 LTC Properties, Inc.,
   8.5%, 1-1-2001 (Convertible) ........     1,000        798,750

Hotels and Other Lodging Places - 4.34%
 CapStar Hotel Company,
   8.75%, 8-15-2007 ....................     1,000        951,250
 Coast Hotels and Casinos, Inc.,
   9.5%, 4-1-2009 (A) ..................     1,000      1,012,500
 HMH Properties, Inc.,
   7.875%, 8-1-2008 ....................     5,000      4,800,000
 MGM Grand, Inc.,
   6.875%, 2-6-2008 ....................     2,000      1,878,080
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     2,000      2,075,000
   9.75%, 4-1-2007 .....................     1,000      1,033,750
 Station Casinos, Inc.:
   10.125%, 3-15-2006 ..................     1,000      1,060,000
   8.875%, 12-1-2008 (A) ...............     4,750      4,868,750
   Total ...............................               17,679,330

Industrial Machinery and Equipment _ 3.60%
 American Standard Inc.,
   9.25%, 12-1-2016 ....................     1,050      1,072,312
 Anchor Lamina Inc. and
   Anchor Lamina America, Inc.,
   9.875%, 2-1-2008 ....................     1,000        937,500


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment (Continued)
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (B) .................   $ 3,000  $   1,773,750
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 ...................     3,750      3,759,375
 Paragon Corporate Holdings, Inc.,
   9.625%, 4-1-2008 ....................     2,000      1,610,000
 Terex Corporation,
   8.875%, 4-1-2008 ....................     3,000      2,943,750
 Tokheim Corporation,
   11.375%, 8-1-2008 (A) ...............     1,500      1,593,750
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     1,000        983,750
   Total ...............................               14,674,187

Instruments and Related Products _ 1.66%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ..................     2,000      2,062,500
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     3,500      3,753,750
 Universal Hospital Services, Inc.,
   10.25%, 3-1-2008 ....................     1,000        925,000
   Total ...............................                6,741,250

Miscellaneous Manufacturing Industries - 0.40%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-2006 ...................     1,000        790,000
 Hedstrom Corporation,
   10.0%, 6-1-2007 .....................     1,000        850,000
   Total ...............................                1,640,000

Miscellaneous Retail _ 1.81%
 Eye Care Centers of America, Inc.,
   9.125%, 5-1-2008 ....................     1,000        870,000
 Finlay Fine Jewelry Corporation,
   8.375%, 5-1-2008 ....................     1,000        972,500
 MTS, INCORPORATED,
   9.375%, 5-1-2005 ....................       750        723,750
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................     3,500      3,753,750
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     1,000      1,045,000
   Total ...............................                7,365,000

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Motion Pictures - 1.21%
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 ...................   $ 2,865  $   1,847,925
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 ......................     3,000      3,063,750
   Total ...............................                4,911,675

Paper and Allied Products _ 2.46%
 Container Corporation of America,
   10.75%, 5-1-2002 ....................     2,000      2,132,500
 Fonda Group, Inc. (The),
   9.5%, 3-1-2007 ......................     2,000      1,675,000
 Mail-Well I Corporation,
   8.75%, 12-15-2008 (A) ...............     2,000      2,070,000
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 ...................     1,500      1,485,000
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 ....................     1,000      1,032,500
 Republic Group Incorporated,
   9.5%, 7-15-2008 .....................     1,000      1,013,750
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (B) .................     2,500        618,750
   Total ...............................               10,027,500

Petroleum and Coal Products - 0.49%
 Building Materials Corporation of America,
   8.0%, 12-1-2008 (A) .................     2,000      1,995,000


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Primary Metal Industries _ 1.21%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................   $ 2,000  $   2,007,500
 Weirton Steel Corporation,
   11.375%, 7-1-2004 ...................     1,000        960,000
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 ...................     2,000      1,970,000
   Total ...............................                4,937,500

Printing and Publishing _ 3.68%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     3,000      3,240,000
 Big Flower Press Holdings, Inc.,
   8.625%, 12-1-2008 (A) ...............     2,250      2,272,500
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     1,000      1,022,500
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 .................     4,000      4,100,000
 TransWestern Publishing Company LLC,
   9.625%, 11-15-2007 ..................     2,000      2,100,000
 World Color Press, Inc.,
   8.375%, 11-15-2008 (A) ..............     2,250      2,266,875
   Total ...............................               15,001,875

Railroad Transportation - 0.14%
 TFM, S.A. de C.V.,
   0.0%, 6-15-2009 (B) .................     1,000        585,000

Real Estate - 0.35%
 Delco Remy International, Inc.,
   8.625%, 12-15-2007 ..................     1,400      1,428,000

Rubber and Miscellaneous Plastics Products _ 2.70%
 Furon Company,
   8.125%, 3-1-2008 ....................     1,000        982,500
 Graham Packaging Company and
   GPC Capital Corp. I,
   8.75%, 1-15-2008 ....................     3,000      3,003,750
 Heafner (J.H.) Company, Inc. (The):
   10.0%, 5-15-2008 ....................     1,400      1,433,250
   10.0%, 5-15-2008 (A) ................     1,100      1,126,125
 Home Products International, Inc.,
   9.625%, 5-15-2008 ...................     2,500      2,412,500
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................     2,000      2,047,500
   Total ...............................               11,005,625


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Social Services - 0.30%
 La Petite Academy, Inc. and LPA
   Holding Corp.,
   10.0%, 5-15-2008 ....................   $ 1,250   $  1,231,250

Stone, Clay and Glass Products - 0.27%
 SIMCALA, Inc.,
   9.625%, 4-15-2006 ...................     1,500      1,110,000

Textile Mill Products _ 1.86%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................     1,000      1,035,000
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................     2,000      2,125,000
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 ....................     2,750      2,145,000
 Glenoit Corporation,
   11.0%, 4-15-2007 ....................     1,000        926,250
 Globe Manufacturing Corp.,
   10.0%, 8-1-2008 .....................     1,750      1,347,500
   Total ...............................                7,578,750

Transportation by Air - 1.12%
 Atlas Air, Inc.,
   9.375%, 11-15-2006 (A) ..............     4,500      4,550,625

Transportation Equipment _ 1.49%
 Federal-Mogul Corporation:
   7.75%, 7-1-2006 .....................     2,000      2,000,020
   7.875%, 7-1-2010 ....................     2,500      2,497,150
 Westinghouse Air Brake Company (The),
   9.375%, 6-15-2005 ...................     1,500      1,554,375
   Total ...............................                6,051,545

Trucking and Warehousing - 0.78%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,000      1,080,000
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     2,000      2,100,000
   Total ...............................                3,180,000

Wholesale Trade - Durable Goods _ 0.44%
 Exide Corporation,
   10.0%, 4-15-2005 ....................       510        504,900
 Sealy Mattress Company,
   0.0%, 12-15-2007 (B) ................     2,000      1,300,000
   Total ...............................                1,804,900

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Nondurable Goods - 0.83%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................   $ 1,500  $   1,522,500
 Nebraska Book Company, Inc.,
   8.75%, 2-15-2008 ....................     2,000      1,865,000
   Total ...............................                3,387,500

TOTAL CORPORATE DEBT SECURITIES _ 85.30%             $347,423,566
 (Cost: $351,831,133)

OTHER GOVERNMENT SECURITY - 1.17%
Mexico
 United Mexican States,
   9.75%, 4-6-2005 .....................     4,750      4,767,812
 (Cost: $4,748,290)

TOTAL SHORT-TERM SECURITIES _ 6.54%                  $ 26,642,082
 (Cost: $26,642,082)

TOTAL INVESTMENT SECURITIES - 98.81%                 $402,434,207
 (Cost: $403,666,290)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.19        4,866,849

NET ASSETS - 100.00%                                 $407,301,056




                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1999


Notes to Schedule of Investments
    *No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $56,721,158 or 13.93% of net assets.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities -- at value (Notes 1 and 3)       $402,434
 Cash   ............................................          158
 Receivables:
   Interest and dividends ..........................        7,700
   Investment securities sold ......................        5,090
   Fund shares sold ................................          351
 Prepaid insurance premium  ........................           14
                                                         --------
    Total assets  ..................................      415,747
                                                         --------
Liabilities
 Investment securities purchased  ..................        6,248
 Payable to Fund shareholders  .....................        1,683
 Dividends payable  ................................          317
 Accrued transfer agency and dividend
   disbursing (Note 2)..............................           83
 Accrued service fee (Note 2)  .....................           70
 Accrued management fee (Note 2)  ..................            6
 Accrued distribution fee (Note 2)  ................            6
 Accrued accounting services fee (Note 2)  .........            5
 Other  ............................................           28
                                                         --------
    Total liabilities  .............................        8,446
                                                         --------
      Total net assets .............................     $407,301
                                                         ========
Net Assets
 $1.00 par value capital stock
   Capital stock ...................................     $ 98,557
   Additional paid-in capital ......................      355,388
 Accumulated undistributed loss:
   Accumulated undistributed net realized
    loss on investment transactions  ...............      (45,412)
   Net unrealized depreciation in value of
    investments  ...................................       (1,232)
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $407,301
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $4.13
 Class Y  ..........................................        $4.13
Capital shares outstanding
 Class A  ..........................................       97,840
 Class Y  ..........................................          717
Capital shares authorized ..........................      400,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 1999
(In Thousands)

Investment Income
 Income (Note 1B):
   Interest and amortization .......................      $19,274
   Dividends .......................................          606
                                                          -------
    Total income  ..................................       19,880
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        1,106
   Service fee - Class A ...........................          438
   Transfer agency and dividend disbursing - Class A          350
   Distribution fee - Class A ......................           40
   Accounting services fee .........................           30
   Audit fees ......................................           11
   Custodian fees ..................................            8
   Legal fees ......................................            5
   Shareholder servicing - Class Y..................            2
   Other ...........................................           78
                                                          -------
    Total expenses  ................................        2,068
                                                          -------
      Net investment income ........................       17,812
                                                          -------

Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3)
 Realized net loss on investments  .................       (8,932)
 Unrealized appreciation in value of investments
   during the period ...............................        9,720
                                                          -------
   Net gain on investments .........................          788
                                                          -------
    Net increase in net assets resulting
      from operations ..............................      $18,600
                                                          =======


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollars In Thousands)
                                         For the six  For the fiscal
                                        months ended   year ended
                                          March 31,  September 30,
                                             1999        1998
Increase (Decrease) in Net Assets       --------------------------
 Operations:
   Net investment income ...............    $ 17,812     $ 34,971
   Realized net gain (loss) on
    investments   ......................      (8,932)       4,820
   Unrealized appreciation
    (depreciation)  ....................       9,720     (34,757)
                                            --------     --------
    Net increase in net assets
      resulting from operations ........      18,600        5,034
                                            --------     --------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A .............................     (17,691)     (34,790)
   Class Y .............................        (121)        (181)
                                            --------     --------
                                             (17,812)     (34,971)
                                            --------     --------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (6,282,289 and 17,927,324
      shares, respectively) ............      26,024       77,845
    Class Y (639,961 and 279,221
      shares, respectively) ............       2,681        1,264
   Proceeds from reinvestment of
    dividends:
    Class A (3,905,551 and 7,125,552
      shares, respectively) ............      16,170       31,452
    Class Y (29,163 and 40,487
      shares, respectively) ............         121          178
   Payments for shares redeemed:
    Class A (13,209,069 and 16,161,757
      shares, respectively) ............     (54,420)     (70,753)
    Class Y (574,661 and 58,442
      shares, respectively) ............      (2,408)        (261)
                                            --------     --------
      Net increase (decrease) in net assets
       resulting from capital
       share transactions  .............     (11,832)      39,725
                                            --------     --------
       Total increase (decrease)   .....     (11,044)       9,788
Net Assets
 Beginning of period  ..................     418,345      408,557
                                            --------     --------
 End of period  ........................    $407,301     $418,345
                                            ========     ========
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====
                 *See "Financial Highlights" on pages 22 - 23.
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                     For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/99    1998   1997    1996   1995    1994
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period ............  $4.12   $4.42  $4.14   $4.03  $3.96   $4.21
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.18    0.37   0.36    0.35   0.35    0.35
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.01   (0.30)  0.28    0.11   0.07   (0.25)
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.19    0.07   0.64    0.46   0.42    0.10
                      -----   -----  -----   -----  -----   -----
Less dividends declared
 from net investment
 income ............  (0.18)  (0.37) (0.36)  (0.35) (0.35)  (0.35)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $4.13   $4.12  $4.42   $4.14  $4.03   $3.96
                      =====   =====  =====   =====  =====   =====
Total return* ......   4.71%   1.22% 16.20%  11.90% 11.25%   2.31%
Net assets, end of
 period (in
 millions)  ........   $404    $416   $407    $368   $368    $363
Ratio of expenses to
 average net assets    1.02%** 0.96%  0.93%   0.95%  0.89%   0.88%
Ratio of net investment
 income to average
 net assets  .......   8.73%** 8.26%  8.54%   8.60%  8.93%   8.41%
Portfolio turnover
 rate  .............  25.57%  58.85% 64.38%  55.64% 26.82%  47.05%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the For the fiscal        For the
                        six     year ended         period
                     months  September 30,        from 2/27/96*
                      ended  -------------        through
                    3/31/99    1998   1997        9/30/96
                   --------  ------ ------        --------
Net asset value,
 beginning of period  $4.12   $4.42  $4.14          $4.15
                      -----   -----  -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.18    0.37   0.37           0.21
 Net realized and
   unrealized gain (loss)
   on investments...   0.01   (0.30)  0.28          (0.01)
                      -----   -----  -----          -----
Total from investment
 operations ........   0.19    0.07   0.65           0.20
                      -----   -----  -----          -----
Less dividends declared
 from net investment
 income ............  (0.18)  (0.37) (0.37)         (0.21)
                      -----   -----  -----          -----
Net asset value,
 end of period .....  $4.13   $4.12  $4.42          $4.14
                      =====   =====  =====          =====
Total return .......   4.86%   1.38% 16.38%          5.00%
Net assets, end of
 period (in
 millions)  ........     $3      $2     $2             $2
Ratio of expenses
 to average net
 assets ............   0.76%** 0.79%  0.77%          0.77%**
Ratio of net
 investment income
 to average net
 assets ............   8.99%** 8.43%  8.69%          8.83%**
Portfolio
 turnover rate .....  25.57%  58.85% 64.38%         55.64%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

NOTE 1 -- Significant Accounting Policies

     United High Income Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed-income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $21.5 billion of combined net assets at March 31, 1999) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $654,115, out of which W&R paid sales commissions of $380,046 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $8,132, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $105,629,052 while proceeds from maturities and sales aggregated $95,793,527. Purchases of short-term securities and U. S. Government securities aggregated $697,447,953 while proceeds from maturities and sales aggregated $721,847,146. No U.S. Government Securities were bought or sold during the period ended March 31, 1999.

     For Federal income tax purposes, cost of investments owned at March 31, 1999 was $403,666,290, resulting in net unrealized depreciation of $1,232,083, of which $15,565,773 related to appreciated securities and $16,797,856 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $5,280,197 during its fiscal year ended September 30, 1998, which was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers aggregated $36,204,273 at September 30, 1998, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $19,801,215 at September 30, 1999; $8,229,670 at September 30, 2000; $390,078 at September 30, 2003 and
$7,783,310 at September 30, 2004.

NOTE 5 -- Multiclass Operations

     On January 12, 1996, the Fund was authorized to offer two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund II, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund II, Inc. (the _Fund_) as of March 31, 1999, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 1998, and the financial highlights for the six-month period ended March 31, 1999 and for each of the five fiscal years in the period ended September 30, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United High Income Fund II, Inc. as of March 31, 1999, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 1998, and the financial highlights for the six-month period ended March 31, 1999 and for each of the five fiscal years in the period ended September 30, 1998 in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
May 7, 1999

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary
Louise D. Rieke, Vice President

Lower sales charges are available by combining the net asset value ("NAV") of existing Class A shares of the Fund with additional purchases of Class A shares of any fund in the United Group, except that only the Class A shares of United Cash Management, Inc. that were acquired by exchange of another United Group fund's Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, may be combined.

For shareholders who have chosen the Income-Earned option or the Cash option for their distribution method: if the dividend distribution (for Income-Earned) or the total distribution (for Cash) is less than ten dollars, the distribution will be automatically paid in additional shares of the same class of the Fund.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.




















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1015SA(3-99)

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